Short-term Investments- Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Fair value of short-term investments	$ 10,597,514	$ 14,010,962	$ 7,133,697
Cost basis of short-term investments	10,606,000	14,011,000
Unrealized losses on short term investment	$ 8,486	$ 38